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                                              [LINCOLN FINANCIAL GROUP(R) LOGO]

JOHN L. REIZIAN, ESQUIRE
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John.Reizian@LFG.com

VIA EDGAR

April 2, 2009

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re:  LLANY Separate Account M. for Flexible Premium Variable Life
     Lincoln Life & Annuity Company of New York ("LLANY")
     File No. 333-155333; 811-08559; CIK: 0001051629
     Pre-Effective Amendment No. 1

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 1 on Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln AssetEdge(SM) VUL."

The enclosed prospectus represents all comments received and includes the Company and Separate Account financials that were previously omitted from the initial filing. A marked courtesy copy will be forwarded under separate cover to our Reviewer.

I am representing LLANY in these matters. Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel